FORM N-SAR
	ANNUAL REPORT
	FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:       //      (a)

               or fiscal year ending: 12/31/02 (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)   N

Those items or sub-items with a * after the item number should be completed only if the answer has changed from the previous filing on this form.


1.	A.  Registrant Name: A.G. Separate Account A

B.  File Number: 811- 8862

C.  Telephone Number: (713) 831-5117

2.	A.  Street: 2929 Allen Parkway

B.  City: Houston	C.  State: TX	D.  Zip Code: 77019	Zip Ext:

E.  Foreign Country:					Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?  (Y/N)             N

4.  Is this the last filing on this form by Registrant?  (Y/N)              N

5.  Is Registrant a small business investment company (SBIC)?  (Y/N)        N
[If answer is ?Y? (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
[If answer is ?Y? (Yes) complete only items 111 through 132.]





For period ending   12-31-02
File number 811-8862

Unit Investment Trusts
111. A. * Depositor Name:
        B. * File Number (if any):
        C. * City: 		State : 	   Zip Code:     Zip Ext.:
             * Foreign Counrty:                      Foreign Postal Code:

112. A. * Sponsor Name:
        B. * File Nimber (if any):
        C. * City            State:                Zip Code:     Zip Ext.:
             * Foreign Country:                      Foreign Postal Code:

113. A. * Trustee Name:
        B. * City            State:                Zip Code:     Zip Ext.:
             * Foreign Country:                      Foreign Postal Code:

 114. A.   Principal Underwriter Name:
         B. * File Number:
         C.   City:             State:             Zip Code:     Zip Ext.:
             * Foreign Country:                      Foreign Postal Code:

115. A. * Independent Public Accounts Name:  PricewaterhouseCoopers LLP
        B. *  City:  Houston    State:  TX   Zip Code:  77002    Zip Ext.:
             * Foreign Country:                      Foreign Postal Code:

116. Family of investment companies information:
        A. * Is the Registrant part of a family of investment companies? (Y/N)
        B. * Identify the family in 10 letters:

117. A. * Is Registrant a separate account of an insurance company? ( Y/N)
          If answer is "Yes", are any of the following types of contracts funded by the Registrant?:
        B. * Variable annuity contracts? (Y/N)
        C. * Scheduled premium variable life contracts? (Y/N)
        D. * Flexible premium variable life contracts? Y/N)
        E. * Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. * State the number of series existing at the end of the period that had
       securities registered under the Securities Act of 1933.            2

119. * State the number of new series for which registration statements under
       the Securities Act of 1933 became effective during the period.     0

For period ending   12-31-02
File number 811-8862

120. * State the total value of the portfolio securities on the date of deposit
       for the new series included in item 119.                           0

121. * State the number of series for which a current prospectus was in
       existence at the end of the period.                                2

122. * State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 2

123. * State the total value of the additional units considered in answering item 122 ($000's omitted) ______________________________________$ 37,639

124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ____________________________$_______

125. * State the total dollar amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant?s principal under-writer and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ __________________

126. * Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant?s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of	 Total Assets	 Total Income
				 Series	      ($000's ommitted)	 Distributions
				 Investing	      		($000's omitted)

A.  U.S. Treasury direct issue	 _______         $________	$___________

B.  U.S. Government agency	 _______	 $________	$___________

C.  State and municpal tax-free  _______	 $________	$___________


For period ending   12-31-02
File number 811-8862

D.  Public utility debt 	 _______	 $________	$___________

E.  Brokers or dealers debt or debt of
    Brokers or dealers? parent	 _______	 $________	$___________

F.  All other corporate intermed. & long-
    term debt 			 _______	 $________	$___________

G.  All other corporate short-term
    debt      			 _______	 $________	$___________

H.  Equity securites of brokers or dealers
    or parents of brokers or
    dealers			 _______	 $________	$___________

I.  Investment company equity
    securities		         _______	 $________	$___________

J.  All other equity securities  __2____	 $ 354,136	$___________

K.  Other securities	         _______	 $________	$___________

L.  Total assets of all series of
    Registrant	    		 __2____         $ 354,136	$___________


128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant?s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

       [If answer is ?N? (No), go to item 131.]

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
       current period?    (Y/N)

       [If answer is ?N? (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.  Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)                      $4,905

For period ending   12-31-02
File number 811-8862

132. * List the ?811? (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

       811- 8862  	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____





For period ending   12-31-02
File number 811-8862









SIGNATURE PAGE




This report is signed on behalf of the registrant (or depositor or trustee).

City of: Houston                       State of : TX               Date: 2/11/03


Name of Registrant. Depositor, or Trustee:

A.G. Separate Account A (registrant) by AIG Annuity Insurance Company
(depositor)


BY (Name and Title):

/s/                                             /s/
Edward P.  Millay 				Regina Morrison
Vice President & Controller			Administrative Assistant